Related Parties and Related Commitments and Contingencies - Combined Consolidated Income Statement (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Mar. 28, 2025	Mar. 29, 2024	Jun. 28, 2024	Jun. 30, 2023	Jul. 01, 2022
Related Party Transaction [Line Items]
Interest expense	$ 22	$ 31
Interest income	(11)	(9)
Research and development	847	763
Selling, general and administrative	411	338
Business separation costs	50	46
Employee termination and other	5	(44)
Total operating expenses	3,109	1,103
The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Interest expense			$ 40	$ 31	$ 15
Interest income			(12)	(21)	(6)
Research and development			1,061	1,167	1,362
Selling, general and administrative			455	558	666
Business separation costs			64	0	0
Employee termination and other			(40)	69	16
Total operating expenses			1,540	2,465	2,044
Related Party
Related Party Transaction [Line Items]
Interest expense	7	29
Interest income	(1)	(4)
Research and development	189	520
Selling, general and administrative	158	328
Business separation costs	50	0
Employee termination and other	5	(44)
Total operating expenses	$ 402	$ 804
Related Party | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Interest expense			6	16	3
Interest income			(37)	(29)	(13)
Research and development			723	750	884
Selling, general and administrative			418	452	470
Business separation costs			64	0	0
Employee termination and other			(40)	61	(2)
Total operating expenses			$ 1,165	$ 1,263	$ 1,352